Debt, Net - Narrative (Details) $ / shares in Units, $ in Thousands					3 Months Ended		12 Months Ended
		Oct. 31, 2020 USD ($)	May 29, 2020 USD ($) $ / shares shares	May 28, 2020 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) shares		Mar. 14, 2022	Nov. 09, 2021 USD ($)	Nov. 08, 2021 USD ($)	Oct. 04, 2019 USD ($)
Debt Instrument [Line Items]
Stated amount of borrowing			$ 70,000
Percentage of stock issued to creditors			1.00%
Debt, original issue discount (percent)			2.00%
Unamortized discount					$ 12,168		$ 10,024	$ 14,700
Share price (in dollars per share) | $ / shares					$ 2.30		$ 0.61
Common shares issued								1
Proceeds from sales of equipment		$ 2,300			$ 711	$ 0	$ 117	2,315
2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Common shares issued upon conversion	[1]							220,859
Debt conversion, number of shares issued | shares				132,800,000
Exchange of Seller's 1.5 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Debt converted					$ 3,300	$ 0	0	160,254
Debt conversion, number of shares issued | shares			16,025,316
Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Debt converted							$ 0	48,459
Common shares issued upon conversion								48,459
Debt conversion, number of shares issued | shares			4,845,920
1.5 Lien Notes into common stock
Debt Instrument [Line Items]
Common shares issued upon conversion								$ 145,685
Common Stock
Debt Instrument [Line Items]
Number of shares issued (in shares) | shares	[2]							101
Common Stock | 2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Common shares issued upon conversion	[1],[2]							$ 2
Common shares issued upon conversion (in shares) | shares	[1],[2]							14,795,153
Common Stock | Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Common shares issued upon conversion (in shares) | shares	[2]							4,845,920
Common Stock | 1.5 Lien Notes into common stock
Debt Instrument [Line Items]
Common shares issued upon conversion	[2]							$ 2
Common shares issued upon conversion (in shares) | shares	[2]							16,025,316
Additional Paid-in Capital
Debt Instrument [Line Items]
Common shares issued	[2]							$ 1
Additional Paid-in Capital | 2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Common shares issued upon conversion	[1],[2]							146,217
Additional Paid-in Capital | Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Common shares issued upon conversion	[2]							48,459
Additional Paid-in Capital | 1.5 Lien Notes into common stock
Debt Instrument [Line Items]
Common shares issued upon conversion	[2]							160,252
Accumulated Deficit | 2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Common shares issued upon conversion	[1]							74,640
Accumulated Deficit | 1.5 Lien Notes into common stock
Debt Instrument [Line Items]
Common shares issued upon conversion								(14,569)
Sprott credit agreement, noncurrent portion
Debt Instrument [Line Items]
Share price (in dollars per share) | $ / shares			$ 12.65
Common shares issued								$ 6,282
Sprott credit agreement, noncurrent portion | Common Stock
Debt Instrument [Line Items]
Number of shares issued (in shares) | shares			496,634					496,634	[2]
Sprott credit agreement, noncurrent portion | Additional Paid-in Capital
Debt Instrument [Line Items]
Common shares issued			$ 6,300					$ 6,282	[2]
Subordinated debt
Debt Instrument [Line Items]
Stated interest rate			10.00%
Notes payable | Conversion of 1.25 Lien Notes to New Subordinated Notes
Debt Instrument [Line Items]
Stated interest rate			10.00%
Debt conversion, amount			$ 80,000
Notes payable | Common Stock | 2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Stated interest rate			15.00%
Sprott credit agreement, noncurrent portion
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 110,000
Stated amount of borrowing			$ 70,000
Debt, original issue discount (percent)			2.00%
Original issue discount			$ 1,400
Remaining borrowing capacity			40,000
Proceeds from issuance of debt			62,300					68,600
Interest obligation			9,300
Unamortized discount			$ 17,000
Stated interest rate			7.00%				8.50%
Basis spread on variable rate			1.50%
Periodic payment, first twelve months			$ 0
Percentage of interest capitalized			100.00%
Quarterly interest payable			$ 500
Periodic payment term			3 months
First four principal repayments, percentage of outstanding principal			2.50%
Subsequent principal repayments, percentage of outstanding principal			7.50%
Debt term			5 years
Amount of debt repurchased		$ 1,200
Sprott credit agreement, noncurrent portion | Minimum
Debt Instrument [Line Items]
Early repayment premium			3.00%
Payment terms, percent of proceeds received							50.00%
Sprott credit agreement, noncurrent portion | Maximum
Debt Instrument [Line Items]
Early repayment premium			5.00%
Payment terms, percent of proceeds received							100.00%
Sprott credit agreement, noncurrent portion | Credit facility
Debt Instrument [Line Items]
Minimum unrestricted cash											$ 9,000	$ 10,000
The 1.25 Lien Notes
Debt Instrument [Line Items]
Proceeds from issuance of debt								$ 44,841
The 1.25 Lien Notes | Conversion of 1.25 Lien Notes to New Subordinated Notes
Debt Instrument [Line Items]
Business combination pursuant lien exchange agreement			1.25
Debt converted			$ 80,000
The 1.25 Lien Notes | Notes payable
Debt Instrument [Line Items]
Stated interest rate										10.00%
2.0 Lien Notes | Notes payable | 2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Debt converted			$ 221,300	$ 221,300
Conversion price (percent)				1.67
1.5 Lien Notes | Notes payable | Exchange of Seller's 1.5 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Stated interest rate			15.00%
Debt converted			$ 145,700
Repurchase price (percent)			110.00%
Percentage of aggregate debt principal converted (percent)			10.00%
1.25 Lien Notes
Debt Instrument [Line Items]
Business combination pursuant lien exchange agreement			1.25
1.25 Lien Notes | Notes payable | Conversion of 1.25 Lien Notes to New Subordinated Notes
Debt Instrument [Line Items]
Debt converted			$ 80,000
1.25 Lien Notes | Notes payable | Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Debt Instrument [Line Items]
Stated interest rate			15.00%
Debt converted			$ 48,500
Debt conversion, amount			80,000
First Lien Agreement | Notes payable
Debt Instrument [Line Items]
Amount of debt repurchased			$ 125,500
First Lien Agreement | Notes payable | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate			7.50%
Promissory Note | Notes payable
Debt Instrument [Line Items]
Amount of debt repurchased			$ 6,900

[1]	Includes 3,511,820 shares of HYMC common stock received by Seller that were surrendered by the Company.
[2]	Retroactively restated January 1, 2020 and March 31, 2020 for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies, and the restated reclassification of the Company’s 5-Year Private Warrants as described in Note 12 - Warrant Liabilities.